Consolidated Statement of Shareholders' Equity (USD $) In Millions	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Loss	Total PPG	Non-controlling Interests
Beginning balance at Dec. 31, 2009	$ 3,922	$ 484	$ 609	$ 8,139	$ (4,218)	$ (1,261)	$ 3,753	$ 169
Net income attributable to the controlling and noncontrolling interests	880			769			769	111
Other comprehensive (loss) income, net of tax	(148)					(150)	(150)	2
Cash dividends	(360)			(360)			(360)
Purchase of treasury stock	(521)				(521)		(521)
Issuance of treasury stock	173		77		96		173
Stock-based compensation activity	12		12				12
Equity forward arrangement	(38)		27		(65)		(38)
Dividends paid on subsidiary common stock to noncontrolling interests	(87)							(87)
Ending balance at Dec. 31, 2010	3,833	484	725	8,548	(4,708)	(1,411)	3,638	195
Net income attributable to the controlling and noncontrolling interests	1,212			1,095			1,095	117
Other comprehensive (loss) income, net of tax	(398)					(389)	(389)	(9)
Cash dividends	(355)			(355)			(355)
Purchase of treasury stock	(858)				(858)		(858)
Issuance of treasury stock	107		47		60		107
Stock-based compensation activity	11		11				11
Dividends paid on subsidiary common stock to noncontrolling interests	(106)							(106)
Ending balance at Dec. 31, 2011	3,446	484	783	9,288	(5,506)	(1,800)	3,249	197
Net income attributable to the controlling and noncontrolling interests	1,064			941			941	123
Other comprehensive (loss) income, net of tax	139					134	134	5
Cash dividends	(358)			(358)			(358)
Purchase of treasury stock	(92)				(92)		(92)
Issuance of treasury stock	137		35		102		137
Stock-based compensation activity	55		55				55
Dividends paid on subsidiary common stock to noncontrolling interests	(111)							(111)
Joint venture formation and consolidation (See Note 5)	(42)		3				3	(45)
Ending balance at Dec. 31, 2012	$ 4,322	$ 484	$ 870	$ 9,871	$ (5,496)	$ (1,666)	$ 4,063	$ 259